UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

________

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost Growth Equity Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$35	0.66%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,621,967	55	$614,867	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Energy	0.5%
Materials	0.8%
Consumer Staples	2.4%
Industrials	3.2%
Financials	8.0%
Health Care	10.0%
Communication Services	16.2%
Consumer Discretionary	16.4%
Information Technology	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.6%
NVIDIA	8.6%
Apple	8.3%
Amazon.com	8.2%
Meta Platforms, Cl A	5.8%
Alphabet, Cl C	3.5%
Alphabet, Cl A	3.5%
Eli Lilly	3.5%
Visa, Cl A	3.4%
Mastercard, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FICEX-SAR-2025

Frost Growth Equity Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$49	0.91%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,621,967	55	$614,867	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Energy	0.5%
Materials	0.8%
Consumer Staples	2.4%
Industrials	3.2%
Financials	8.0%
Health Care	10.0%
Communication Services	16.2%
Consumer Discretionary	16.4%
Information Technology	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.6%
NVIDIA	8.6%
Apple	8.3%
Amazon.com	8.2%
Meta Platforms, Cl A	5.8%
Alphabet, Cl C	3.5%
Alphabet, Cl A	3.5%
Eli Lilly	3.5%
Visa, Cl A	3.4%
Mastercard, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FACEX-SAR-2025

Frost Total Return Bond Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$23	0.45%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FIJEX-SAR-2025

Frost Total Return Bond Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$35	0.70%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FATRX-SAR-2025

Frost Total Return Bond Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$40	0.80%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FAJEX-SAR-2025

Frost Credit Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$33	0.65%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFIX-SAR-2025

Frost Credit Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$46	0.90%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFAX-SAR-2025

Frost Credit Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$46	0.89%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FCFBX-SAR-2025

Frost Low Duration Bond Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$22	0.44%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,408,642	53	$420,971	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Commercial Paper	0.8%
Communication Services	1.1%
Real Estate	1.1%
Consumer Discretionary	1.5%
Financials	2.8%
U.S. Government Agency Obligation	3.8%
Repurchase Agreement	4.6%
Industrials	5.7%
Information Technology	7.2%
Asset-Backed Securities	28.6%
U.S. Treasury Obligations	43.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	16.9%
U.S. Treasury Notes	4.375%	11/30/28	9.5%
U.S. Treasury Notes	4.000%	02/29/28	9.4%
U.S. Treasury Notes	3.875%	10/15/27	7.5%
Tri Party Overnight	4.300%	02/03/25	4.6%
Molex Electronic Technologies	3.900%	04/15/25	3.8%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FILDX-SAR-2025

Frost Low Duration Bond Fund

Frost Family of Funds

Semi-Annual Shareholder Report: January 31, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$35	0.69%

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,408,642	53	$420,971	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Commercial Paper	0.8%
Communication Services	1.1%
Real Estate	1.1%
Consumer Discretionary	1.5%
Financials	2.8%
U.S. Government Agency Obligation	3.8%
Repurchase Agreement	4.6%
Industrials	5.7%
Information Technology	7.2%
Asset-Backed Securities	28.6%
U.S. Treasury Obligations	43.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	16.9%
U.S. Treasury Notes	4.375%	11/30/28	9.5%
U.S. Treasury Notes	4.000%	02/29/28	9.4%
U.S. Treasury Notes	3.875%	10/15/27	7.5%
Tri Party Overnight	4.300%	02/03/25	4.6%
Molex Electronic Technologies	3.900%	04/15/25	3.8%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FADLX-SAR-2025

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Frost Family of Funds

Semi-Annual Financials and Other Information

January 31, 2025

FROST GROWTH EQUITY FUND	FROST CREDIT FUND
FROST TOTAL RETURN BOND FUND	FROST LOW DURATION BOND FUND

Investment Adviser:

Frost Investment Advisors, LLC

Table of contents January 31, 2025

FROST GROWTH EQUITY FUND January 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.1%
Communication Services — 16.2%
Alphabet, Cl A	42,403	$8,651,060
Alphabet, Cl C	42,108	8,657,405
Meta Platforms, Cl A	20,778	14,319,782
Netflix *	4,866	4,752,914
Spotify Technology *	6,765	3,710,941
		40,092,102
Consumer Discretionary — 16.4%
Amazon.com *	85,233	20,258,179
Booking Holdings	472	2,236,128
Chipotle Mexican Grill, Cl A *	56,687	3,307,687
Home Depot	7,924	3,264,530
Lululemon Athletica *	2,082	862,364
NIKE, Cl B	8,388	645,037
O'Reilly Automotive *	2,592	3,355,137
Royal Caribbean Cruises	5,090	1,356,994
Tesla *	9,215	3,728,389
TJX	11,298	1,409,877
		40,424,322
Consumer Staples — 2.4%
Coca-Cola	26,063	1,654,479
Costco Wholesale	3,451	3,381,566
Monster Beverage *	17,236	839,566
		5,875,611
Energy — 0.5%
Hess	8,169	1,135,736

Financials — 8.0%
Arthur J Gallagher	5,038	1,520,569
Mastercard, Cl A	12,290	6,826,235
Moody's	6,228	3,110,512
Visa, Cl A	24,281	8,299,246
		19,756,562
Health Care — 10.0%
AbbVie	10,115	1,860,148
Boston Scientific *	36,019	3,686,905
Danaher	10,274	2,288,431
Eli Lilly	10,611	8,606,370
Intuitive Surgical *	8,956	5,121,757
Regeneron Pharmaceuticals *	1,234	830,457
UnitedHealth Group	4,081	2,213,902
		24,607,970
Industrials — 3.2%
Canadian Pacific Kansas City	15,879	1,263,969
Eaton	3,662	1,195,423
General Electric	14,388	2,928,965
Uber Technologies *	37,043	2,476,325
		7,864,682
Information Technology — 41.3%
Adobe *	5,368	2,348,232
Apple	86,507	20,415,652
ASML Holding, Cl G	1,336	987,718
Atlassian, Cl A *	6,130	1,880,561
Broadcom	28,010	6,197,773
Datadog, Cl A *	14,039	2,003,506
Globant *	12,116	2,584,585
Intuit	3,235	1,945,885
Marvell Technology	15,907	1,795,264
Microsoft	63,033	26,162,477
NVIDIA	177,659	21,331,516
Oracle	14,352	2,440,701

Description	Shares	Value
Palo Alto Networks *	6,286	$1,159,264
QUALCOMM	6,317	1,092,399
Salesforce	4,488	1,533,549
ServiceNow *	4,349	4,428,935
Snowflake, Cl A *	3,054	554,331
Synopsys *	2,436	1,280,069
Workday, Cl A *	6,344	1,662,509
		101,804,926
Materials — 0.8%
Sherwin-Williams	5,809	2,080,551

Real Estate — 0.3%
American Tower ‡	4,009	741,465

Total Common Stock
(Cost $90,778,214)		244,383,927

Total Investments — 99.1%
(Cost $90,778,214)		$244,383,927

Percentages are based on Net Assets of $246,621,967.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

As of January 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 36.7%
Agency Mortgage-Backed Obligation — 22.9%
FHLMC
6.000%, 08/01/53 to 09/01/53	$44,122,018	$44,608,832
5.500%, 08/01/54 to 11/01/54	177,173,892	175,354,064
5.000%, 06/01/54	31,142,326	30,118,717
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	363,493	29,550
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,749,955	4,482,456
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	497,271	11,162
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	10,157,697	1,725,042
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	3,261,680	524,818
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	1,362,215	30,588
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	5,615,724	460,926
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	1,078,466	26,770
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	5,149,745	818,709
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	2,396,925	106,873
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	232,689	33,522
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	3,779,634	3,723,969
FHLMC, Ser 2019-4908, Cl AS, IO
1.635%, SOFR30A + 5.986%, 01/25/45 (A)	8,295,950	785,975
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	18,853,961	2,265,073
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	13,635,860	2,621,695
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (B)(C)	65,919,239	42,653,696
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	89,532,349	89,677,015
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	80,576,346	80,714,945
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	13,450,172	13,836,187
FNMA
6.500%, 11/01/53	35,833,479	36,866,682
6.000%, 09/01/53	17,776,045	17,762,247
5.500%, 05/01/44 to 01/01/54	21,176,180	20,990,324
5.000%, 11/01/39 to 07/01/53	29,767,722	29,194,943
4.500%, 08/01/41	1,662,616	1,612,756
3.000%, 11/01/46	3,417,316	2,968,182
2.710%, 09/01/29	8,000,000	7,365,359
2.180%, 01/01/27	5,000,000	4,781,633
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	682,375	10,376

Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	$1,191,926	$64,160
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	121,884	1,058
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	1,507,464	1,456,460
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,839,420	90,508
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	4,948,369	4,729,259
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	531,502	17,772
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	3,107,092	260,370
FNMA, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	5,391,947	795,559
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	4,792,504	971,562
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	4,067,791	756,650
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	11,338,346	1,731,411
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	16,560,186	16,817,480
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	20,700,232	20,542,830
GNMA
6.500%, 01/20/54	4,129,061	4,208,265
6.000%, 10/20/54	4,939,621	4,952,235
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	6,096,527	689,076
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	41,862	44
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	1,414,877	50,916
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,437,508	95,372
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	606,749	62
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,529,066	1,315,715
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	501,643	1,782
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	13,069,428	2,711,007
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	580,831	10,512
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	17,711,634	2,307,289
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	3,500,303	2,650,407
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	23,764,560	3,009,435
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(C)	28,396,972	20,209,143
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (B)(C)	16,999,504	12,552,913
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	6,177,539	6,206,163
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(C)	28,774,200	23,699,242

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	$17,502,605	$17,726,826
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,037,320
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	23,043,797	22,628,309
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	6,591,871	6,657,308
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	5,204,983	5,271,625
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	5,841,731	5,858,908
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	2,602,439	2,612,025
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	5,433,303	5,271,423

		825,131,487
Commercial Mortgage-Backed Obligation — 8.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
7.425%, TSFR1M + 3.127%, 09/15/34 (A)(D)	12,500,000	11,822,494
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	73,727	72,391
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,135,262
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	8,532,157
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,372,425
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(D)	8,000,000	7,274,508
BXMT, Ser 2020-FL2, Cl A
5.316%, TSFR1M + 1.014%, 02/15/38 (A)(D)	2,364,345	2,363,397
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.030%, 06/10/48 (A)	5,000,000	2,444,658
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.450%, 12/10/47 (A)	1,940,624	1,906,857
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.283%, 02/10/48 (A)(D)	9,000,000	5,646,071
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.808%, 04/10/47 (A)(D)	4,308,138	4,168,123
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	1,843,338	1,765,935
DROP Mortgage Trust, Ser 2021-FILE, Cl D
7.171%, TSFR1M + 2.864%, 10/15/43 (A)(D)	15,000,000	12,833,408

Description	Face Amount	Value
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.009%, 11/25/52 (A)(D)	$31,430,498	$26,692,068
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	54,584,703	54,628,141
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.059%, 04/25/48 (A)(D)	5,000,000	4,923,574
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.916%, 08/25/49 (A)(D)	8,840,000	8,627,825
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	6,923,927	6,688,987
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	17,857,195	17,381,951
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(D)	16,435,082	16,717,568
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,285,217
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(D)	2,339,000	2,343,386
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(D)	20,000,000	20,104,778
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.322%, 06/15/49 (A)	4,328,000	2,380,000
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	3,000,000	2,918,846
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(D)	3,964,834	3,973,584
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (D)(E)	4,000,000	4,006,282
PRET, Ser 2024-NPL8, Cl A1
5.963%, 11/25/54 (D)(E)	3,431,481	3,441,325
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(D)	14,000,000	14,101,413
TRTX Issuer, Ser 2021-FL4, Cl C
6.816%, TSFR1M + 2.514%, 03/15/38 (A)(D)	10,000,000	9,909,480
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.729%, 01/15/59 (A)	5,000,000	4,878,585
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	2,000,000	1,867,506
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,803,382

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(D)	$5,000,000	$4,816,891
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	7,029,822	6,758,471

		295,586,946
Non-Agency Residential Mortgage-Backed Obligation — 5.6%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(D)	1,754,648	1,453,553
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(D)	7,756,662	7,523,129
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (D)	5,000,000	4,859,476
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	15,212,171
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (D)(E)	884,835	879,202
CAFL, Ser 2022-RTL1, Cl A1
4.250%, 05/28/29 (E)	3,270,813	3,250,286
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(D)	4,434,017	4,468,617
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	723,147	655,810
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	88,871	83,041
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(D)	1,096,685	1,004,318
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.138%, TSFR1M + 2.832%, 03/15/41 (A)(D)	18,000,000	18,003,614
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
3.969%, 07/25/61 (A)(D)	15,000,000	14,144,436
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(D)	9,209,972	7,710,478
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(D)	5,125,055	5,124,055
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.388%, 08/25/54 (A)(D)	2,963,181	3,103,318
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(D)	11,432,007	10,071,853
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(D)	4,318,355	4,305,882

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.349%, 02/15/51 (A)	$376,156	$373,158
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(D)	4,000,000	3,307,498
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.715%, 05/15/49 (A)	2,413,000	2,279,479
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (D)(E)	4,859,176	4,784,431
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (D)(E)	7,110,398	6,988,334
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (D)(E)	5,350,270	5,323,494
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(D)	6,072,135	6,063,887
PRET, Ser 2024-NPL3, Cl A1
7.520%, 04/27/54 (D)(E)	5,563,645	5,621,314
PRET, Ser 2024-NPL5, Cl A1
5.963%, 09/25/54 (D)(E)	3,948,673	3,917,843
PRET, Ser 2024-NPL6, Cl A2
8.716%, 10/25/54 (D)(E)	3,000,000	2,977,603
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (D)(E)	4,250,000	4,252,968
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (D)(E)	4,945,130	4,960,527
PRPM, Ser 2021-5, Cl A2
6.721%, 06/25/26 (D)(E)	5,215,476	5,169,105
PRPM, Ser 2024-2, Cl A1
7.026%, 03/25/29 (D)(E)	1,743,800	1,754,988
PRPM, Ser 2024-3, Cl A1
6.994%, 05/25/29 (D)(E)	4,361,136	4,371,730
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	465,148	407,392
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.843%, 04/25/43 (A)(D)	42,654,240	976,415
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(D)	5,988,670	6,091,603
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(D)	12,328,169	12,221,548
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (D)(E)	5,000,000	4,978,189
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(D)	1,500,000	1,529,392
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (D)(E)	7,000,000	6,956,491
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (D)(E)	3,369,061	3,008,062
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,053,396	3,391,395

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value

		$203,560,085
Total Mortgage-Backed Securities
(Cost $1,333,390,285)		1,324,278,518

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bonds
4.750%, 11/15/43	$40,000,000	39,604,688
4.625%, 05/15/44 to 11/15/44	160,000,000	155,357,812
4.500%, 02/15/44	35,000,000	33,483,789
4.125%, 08/15/44	200,000,000	181,437,500
4.000%, 11/15/42	95,000,000	85,718,946
3.250%, 05/15/42	125,000,000	102,031,250
U.S. Treasury Notes
4.500%, 12/31/31	90,000,000	90,295,313
4.250%, 11/15/34	50,000,000	48,835,937
3.625%, 09/30/31	90,000,000	85,809,375
Total U.S. Treasury Obligations
(Cost $874,894,805)		822,574,610

CORPORATE OBLIGATIONS — 17.9%
Communication Services — 0.4%
Warnermedia Holdings
5.391%, 03/15/62	15,000,000	11,045,838
4.279%, 03/15/32	5,000,000	4,415,032
		15,460,870
Consumer Discretionary — 1.9%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,720,116
3.700%, 12/01/29	8,000,000	7,456,311
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	2,000,000	2,065,196
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	5,023,402
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,398,946
6.750%, 03/15/34	10,000,000	10,645,780
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,063,952
Saks Global Enterprises
11.000%, 12/15/29(D)	15,000,000	14,364,065
STL Holding
8.750%, 02/15/29(D)	8,000,000	8,538,528
VistaJet Malta Finance
7.875%, 05/01/27(D)	4,900,000	4,901,546
6.375%, 02/01/30(D)	2,000,000	1,832,850
		65,010,692
Consumer Staples — 0.4%
J M Smucker
6.200%, 11/15/33	5,000,000	5,264,990
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,097,640
Philip Morris International
5.125%, 02/15/30	2,500,000	2,521,724
		12,884,354
Energy — 3.3%
APA
7.750%, 12/15/29(D)	4,133,862	4,453,460
Barclays
9.625%, USISSO05 + 5.775%, 03/15/73(A)	5,000,000	5,566,535

Description	Face Amount	Value
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	$2,000,000	$2,129,996
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(D)	5,000,000	5,097,563
Golub Capital Private Credit Fund
5.800%, 09/12/29(D)	2,000,000	1,972,431
New England Power
2.807%, 10/06/50(D)	5,000,000	2,978,645
Panoro Energy
10.250%, 12/11/29	2,500,000	2,501,719
Paratus Energy Services
9.000% PIK, 07/15/26	2,114,563	2,107,321
9.000% PIK, 07/15/26(D)	4,433,363	4,418,179
Paratus Energy Services
9.500%, 06/27/29	47,400,000	46,689,000
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/73(A)(D)	2,000,000	1,993,867
Telford Finco
11.000%, 11/06/29	13,000,000	12,902,500
Waldorf Energy Finance
15.000%, 09/02/73	1,832,387	1,136,080
12.000%, 03/02/26	7,485,442	4,640,974
Waldorf Production UK
13.000%, 09/02/25	11,021,065	11,021,197
13.000%, 09/02/25	10,732,998	10,733,129
		120,342,596
Financials — 7.0%
BAC Capital Trust XIV
5.020%, TSFR3M + 0.662%, 09/15/73(A)	9,870,000	8,407,283
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/73(A)	5,000,000	5,753,065
Barclays
8.000%, H15T5Y + 5.431%, 12/15/73(A)	30,250,000	31,524,069
Cantor Fitzgerald
7.200%, 12/12/28(D)	1,000,000	1,051,178
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,095,746
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,098,103
4.000%, 02/01/29	13,300,000	12,676,349
Comerica Bank
7.875%, 09/15/26	24,790,000	25,493,428
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/73	10,000,000	850,000
Deutsche Bank
7.500%, USISDA05 + 5.003%, 04/30/73(A)	4,000,000	4,011,308
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	4,000,000	4,121,584
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	10,000,000	10,415,004
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,724,210

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
F&G Annuities & Life
7.400%, 01/13/28	$7,000,000	$7,293,343
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	3,010,598
7.050%, 07/15/28(D)	11,075,000	11,519,842
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/73(A)	5,000,000	4,854,445
Horace Mann Educators
7.250%, 09/15/28	5,000,000	5,332,039
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,731,393
Jefferies Financial Group MTN
6.000%, 09/16/36	4,732,000	4,681,410
JPMorgan Chase
4.979%, SOFRRATE + 0.930%, 07/22/28(A)	10,000,000	10,040,753
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,825,533
4.700%, 01/26/26	20,750,000	20,744,722
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,233,022
4.100%, 04/30/28	7,113,000	6,904,282
Royal Bank of Canada MTN
5.500%, 04/28/33	10,000,000	9,853,681
5.200%, 01/31/33	3,000,000	2,905,165
SBL Holdings
7.000%, H15T5Y + 5.580%, 05/13/73(A)(D)	2,500,000	2,462,500
6.500%, H15T5Y + 5.620%, 11/13/73(A)(D)	12,492,000	11,580,582
Synovus Bank
5.625%, 02/15/28	8,000,000	8,060,518
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,088,325
3.700%, H15T5Y + 2.541%, 01/15/74(A)	3,273,000	3,103,079
		252,446,559
Industrials — 3.5%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,775,659
Boeing
7.008%, 05/01/64	38,598,000	41,743,308
5.930%, 05/01/60	15,000,000	14,000,763
5.875%, 02/15/40	15,355,000	14,962,908
5.705%, 05/01/40	5,000,000	4,795,161
2.950%, 02/01/30	3,344,000	3,000,018
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(D)	13,294,000	13,294,000
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,870,504
Flowserve
3.500%, 10/01/30	4,000,000	3,655,266
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	5,252,338	5,158,709
Leidos
2.300%, 02/15/31	3,291,000	2,786,064

Description	Face Amount	Value
nVent Finance Sarl
5.650%, 05/15/33	$3,000,000	$2,988,153
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,640,750
Twma Finance
13.000%, 02/08/27	3,500,000	3,666,763
		124,338,026
Information Technology — 0.8%
Apple
4.850%, 05/10/53	7,000,000	6,633,449
Gartner
3.625%, 06/15/29(D)	3,000,000	2,808,450
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	20,855,327
		30,297,226
Materials — 0.0%
Nacional del Cobre de Chile
3.150%, 01/15/51 (D)	500,000	300,613

Real Estate — 0.1%
GLP Capital
3.250%, 01/15/32‡	750,000	643,788
Invitation Homes Operating Partnership
2.000%, 08/15/31‡	2,000,000	1,638,829
Sabra Health Care
3.200%, 12/01/31‡	3,920,000	3,360,102
		5,642,719
Utilities — 0.5%
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,095,464
3.750%, 08/15/42	5,000,000	3,665,720
Sempra
6.000%, 10/15/39	6,000,000	6,031,706
		18,792,890
Total Corporate Obligations
(Cost $643,735,506)		645,516,545

ASSET-BACKED SECURITIES — 10.1%
Automotive — 7.1%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	15,000,000	15,660,487
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl C
5.630%, 01/14/30 (D)	10,000,000	10,066,731
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (D)	8,000,000	8,086,653
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (D)	8,000,000	8,135,302
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (D)	5,000,000	5,010,460

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (D)	$45,000,000	$45,026,734
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl D
5.540%, 08/12/31 (D)	25,000,000	25,018,750
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,696,114
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	4,000,000	3,926,173
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	4,599,066
Centerline Logistics, Ser 2023-1, Cl A2
9.750%, 12/15/27 (D)	10,395,850	10,537,237
CIFC Funding, Ser 2025-2A, Cl BR
%, TSFR3M + 1.400%, 04/19/35 (A)(D)	9,125,000	9,125,000
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (D)	7,000,000	6,988,783
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	4,802,192	4,685,171
First Investors Auto Owner Trust, Ser 2022-1A, Cl E
5.410%, 06/15/29 (D)	2,280,000	2,207,749
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,495,067
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	7,931,000	7,872,479
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (D)	8,000,000	8,087,179
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (D)	4,500,000	4,495,185
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (D)	5,886,000	5,897,498
Ford Credit Auto Lease Trust, Ser 2023-B, Cl C
6.430%, 04/15/27	5,000,000	5,091,449
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/25	1,062,748	1,063,028
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	4,022,087
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,915,218

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	$1,990,000	$2,047,252
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (D)	2,250,000	2,262,572
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (D)	1,000,000	997,169
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	3,000,000	2,941,178
Prestige Auto Receivables Trust, Ser 2024-2A, Cl D
5.150%, 07/15/30 (D)	4,000,000	3,938,998
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (D)	6,101,479	6,128,111
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	4,130,560
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	12,672,191
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (D)	2,889,792	2,873,035

		252,700,666
Credit Card — 0.3%
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/28	4,000,000	3,999,606
Chase Issuance Trust, Ser 2023-A2, Cl A
5.080%, 09/15/30	7,000,000	7,112,079

		11,111,685
Other Asset-Backed Securities — 2.7%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,640,035
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (D)	5,039,682	4,974,138
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	6,007,210
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	1,072,417	1,005,826
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,223,667	4,744,067
CIFC Funding, Ser 2022-2A, Cl A1
5.613%, TSFR3M + 1.320%, 04/19/35 (A)(D)	4,500,000	4,510,526
CIFC Funding, Ser 2022-2A, Cl B
6.143%, TSFR3M + 1.850%, 04/19/35 (A)(D)	9,125,000	9,133,769

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	$4,553,644	$4,612,877
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	3,642,915	3,576,953
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	5,995,633	5,958,513
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	2,066,886	1,949,640
JGWPT XXVI LLC, Ser 2012-2A, Cl B
6.770%, 10/17/61 (D)	1,159,470	1,153,062
LCM 42, Ser 2024-42A, Cl D1
7.914%, TSFR3M + 3.500%, 01/15/38 (A)(D)	10,000,000	10,238,760
Libra Solutions, Ser 2023-1A, Cl A
7.000%, 02/15/35 (D)	1,168,330	1,169,436
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (D)	1,695,480	1,680,831
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	2,107,377	1,693,217
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (D)	3,000,000	3,049,121
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (D)	4,700,000	4,625,047
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	3,991,342
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (D)	148,944	144,477
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/49 (D)	6,720,000	6,616,091
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,212,795
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (D)	5,005,738	4,610,753
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (D)	2,989,121	2,905,534

		101,204,020
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	808,033	755,027

Total Asset-Backed Securities
(Cost $363,645,737)		365,771,398

COLLATERALIZED LOAN OBLIGATIONS — 3.8%
AMMC CLO 26, Ser 2023-26A, Cl B1
6.752%, TSFR3M + 2.450%, 04/15/36 (A)(D)	7,500,000	7,515,728

Description	Face Amount	Value
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
6.143%, TSFR3M + 1.850%, 10/18/31 (A)(D)	$5,170,000	$5,171,355
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.252%, TSFR3M + 3.950%, 10/15/37 (A)(D)	5,000,000	5,099,760
BSL CLO 5, Ser 2024-5A, Cl B
6.015%, TSFR3M + 1.700%, 01/20/38 (A)(D)	4,000,000	4,019,040
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
5.729%, TSFR3M + 1.442%, 01/14/32 (A)(D)	13,759,449	13,771,378
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
5.704%, TSFR3M + 1.402%, 07/15/31 (A)(D)	7,062,846	7,072,557
Elmwood CLO 24, Ser 2024-3A, Cl BR
6.048%, TSFR3M + 1.600%, 01/17/38 (A)(D)	4,600,000	4,610,934
Elmwood CLO V, Ser 2024-2A, Cl D1RR
7.443%, TSFR3M + 3.150%, 10/20/37 (A)(D)	9,000,000	9,123,309
Golub Capital Partners, Ser 2017-24A, Cl AR
6.416%, TSFR3M + 1.862%, 11/05/29 (A)(D)	2,108,845	2,108,841
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
6.105%, TSFR3M + 1.812%, 04/20/34 (A)(D)	20,000,000	20,029,280
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.649%, TSFR3M + 1.342%, 07/16/31 (A)(D)	4,887,991	4,892,214
OHA Credit Funding 7, Ser 2022-7A, Cl AR
5.590%, TSFR3M + 1.300%, 02/24/37 (A)(D)	25,000,000	25,033,150
Texas Debt Capital CLO, Ser 2023-1A, Cl A
6.093%, TSFR3M + 1.800%, 04/20/36 (A)(D)	4,000,000	4,007,708
Venture XIX, Ser 2018-19A, Cl ARR
5.824%, TSFR3M + 1.522%, 01/15/32 (A)(D)	14,969,438	15,003,419
Wind River CLO, Ser 2024-1A, Cl D
8.543%, TSFR3M + 4.250%, 04/20/37 (A)(D)	10,000,000	10,139,190
Total Collateralized Loan Obligations
(Cost $137,058,569)		137,597,863

SOVEREIGN DEBT — 1.9%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,854,768

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
Kenya Government International Bond
7.250%, 02/28/28 (D)	$3,000,000	$2,872,500
Kingdom of Belgium Government International Bond
4.875%, 06/10/55 (D)	10,000,000	9,253,060
4.350%, 11/06/34 (D)	50,000,000	48,418,891
Provincia de Buenos Aires
6.625%, 09/01/37 (D)(E)	321,736	226,824
Ukraine Government International Bond
1.750%, 08/01/25 to 08/01/25 (E)	2,403,678	1,589,191
0.000%, 02/01/27 to 02/01/27 (E)	1,382,113	755,001
Total Sovereign Debt
(Cost $68,485,902)		66,970,235

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
6.030%, 07/29/39	2,500,000	2,499,782
6.010%, 03/28/44	2,000,000	1,994,595
5.940%, 01/08/44	7,500,000	7,472,215
5.490%, 09/22/42	1,000,000	992,926
5.370%, 04/08/38	2,000,000	1,999,824
5.360%, 06/16/33	2,000,000	1,998,292
FHLB
6.250%, 10/28/54	2,000,000	1,996,222
6.125%, 10/30/54	1,375,000	1,373,838
6.000%, 04/12/38 to 07/15/39	17,101,132	17,073,304
5.940%, 04/20/43	2,000,000	2,000,065
5.625%, 02/14/34 to 02/23/39	7,000,000	6,996,259
2.150%, 09/23/36	1,500,000	1,124,693
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,428,564
Total U.S. Government Agency Obligations
(Cost $54,747,402)		53,950,579
	Shares
COMMON STOCK — 1.4%
Energy — 1.4%
Paratus Energy Services *	12,800,000	50,391,653

Total Common Stock
(Cost $–)		50,391,653
	Face Amount
MUNICIPAL BONDS — 1.3%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	2,942,337
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,119,247
Cornell University
4.835%, 06/15/34	2,000,000	1,973,880
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,521,545	4,419,810
Mission, Economic Development, RB
8.550%, 12/01/21(F)(G)	2,125,000	21,250

Description	Face Amount	Value
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	$3,315,000	$33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,723,000	1,840,583
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,698,663
1.836%, 02/15/32	1,890,000	1,564,169
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,009,607
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,023,670
TransJamaican Highway
5.750%, 10/10/36(D)	1,302,994	1,211,784
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	12,570,000	10,833,512
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,124,366
Total Municipal Bonds
(Cost $55,713,056)		46,846,478
	Shares
COMMERCIAL PAPER — 1.2%
Autonation Inc
4.702%, 02/03/25 (H)	10,000,000	9,995,873
Broadcom Inc
4.563%, 02/05/25 (H)	2,100,000	2,098,616
Brookfield BRP Holdings
4.806%, 03/20/25 (H)	2,100,000	2,087,254
Constellation Brands Inc
4.661%, 02/10/25 (H)	2,100,000	2,097,220
CVS Health Corp
5.031%, 02/20/25 (H)	2,100,000	2,094,489
Extra Space Storage LP
4.570%, 03/04/25 (H)	2,500,000	2,489,708
Glencore FDG LLC
4.596%, 03/26/25 (H)	2,100,000	2,085,738
HA Sustainable
4.909%, 02/13/25 (H)	2,100,000	2,096,216
Harley-Davidson Financial Service
4.826%, 03/04/25 (H)	2,100,000	2,091,238
Jabil Inc
4.762%, 02/03/25 (H)	10,150,000	10,145,695
JBS USA Holdings
4.934%, 02/03/25 (H)	2,000,000	1,999,191
Jones Lang Lasalle Fin BV
4.718%, 02/05/25 (H)	2,100,000	2,098,694
VW Credit Inc
4.573%, 03/04/25 (H)	3,700,000	3,685,064
Total Commercial Paper
(Cost $45,070,439)		45,064,996

The accompanying notes are an integral part of the financial statements.

FROST TOTAL RETURN BOND FUND January 31, 2025 (Unaudited)

Description	Shares	Value

REPURCHASE AGREEMENT(I) — 2.2%
Tri Party Overnight
4.300%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $79,028,308 (collateralized by various Government Obligations, ranging in par value $200,000 - $55,495,900, 0.000% - 8.750%, 12/15/2026 - 04/20/2053, with a total market value of $84,287,122)	$79,000,000	$79,000,000

Total Repurchase Agreement
(Cost $79,000,000)		79,000,000

Total Investments — 100.8%
(Cost $3,655,741,701)		$3,637,962,875

Percentages are based on Net Assets of $3,607,707,685.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at January 31, 2025 was $1,065,376,470 and represents 29.5% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2025. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of January 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Mortgage-Backed Securities	$—	$1,324,278,518	$—	^	$1,324,278,518
U.S. Treasury Obligations	—	822,574,610	—		822,574,610
Corporate Obligations	6,633,449	638,883,096	—		645,516,545
Asset-Backed Securities	—	365,771,398	—		365,771,398
Collateralized Loan Obligations	—	137,597,863	—		137,597,863
Sovereign Debt	—	66,970,235	—		66,970,235
U.S. Government Agency Obligations	—	53,950,579	—		53,950,579
Common Stock	50,391,653	—	—		50,391,653
Municipal Bonds	—	46,761,628	84,850		46,846,478
Commercial Paper	—	45,064,996	—		45,064,996
Repurchase Agreement	—	79,000,000	—		79,000,000
Total Investments in Securities	$57,025,102	$3,580,852,923	$84,850		$3,637,962,875

^	This category includes securities with a value of $0.
(1)	A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 51.1%
Communication Services — 3.2%
AMC Networks
4.250%, 02/15/29	$4,000,000	$3,168,482
News
5.125%, 02/15/32(A)	5,000,000	4,771,190
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,583,483
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,929,964
Warnermedia Holdings
4.279%, 03/15/32	2,750,000	2,428,268
		14,881,387
Consumer Discretionary — 8.4%
Airswift Global
10.000%, 02/28/29(A)	3,000,000	3,083,587
American Axle & Manufacturing
5.000%, 10/01/29	4,000,000	3,669,577
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,012,366
Bloomin' Brands
5.125%, 04/15/29(A)	2,500,000	2,282,297
Choice Hotels International
5.850%, 08/01/34	2,000,000	1,993,456
3.700%, 12/01/29	2,000,000	1,864,078
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	4,130,392
Dillard's
7.000%, 12/01/28	500,000	521,811
JBS USA Holding Lux Sarl
6.750%, 03/15/34	2,000,000	2,129,156
Newell Brands
6.375%, 05/15/30	3,000,000	3,037,503
Nissan Motor Acceptance
7.050%, 09/15/28(A)	4,000,000	4,127,903
Saks Global Enterprises
11.000%, 12/15/29(A)	5,000,000	4,788,022
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,134,632
Upbound Group
6.375%, 02/15/29(A)	1,000,000	979,551
VistaJet Malta Finance
7.875%, 05/01/27(A)	2,500,000	2,501,017
		38,255,348
Consumer Staples — 2.4%
J M Smucker
6.500%, 11/15/53	2,000,000	2,133,516
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,058,584
Philip Morris International
5.125%, 02/15/30	2,000,000	2,017,379
4.250%, 11/10/44	2,000,000	1,644,439
Walgreens Boots Alliance
4.800%, 11/18/44	3,000,000	2,248,614
		11,102,532
Energy — 8.0%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,528,574
Borr IHC
10.000%, 11/15/28(A)	1,107,805	1,106,511

Description	Face Amount	Value
BP Capital Markets
6.125%, H15T5Y + 1.674%, 06/18/73(B)	$5,000,000	$4,930,125
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,690,524
New England Power
2.807%, 10/06/50(A)	1,990,000	1,185,501
Oglethorpe Power
5.800%, 06/01/54(A)	4,000,000	3,912,281
Panoro Energy
10.250%, 12/11/29	5,000,000	5,003,438
PBF Holding
7.875%, 09/15/30(A)	2,000,000	2,000,456
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,504,876
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	526,581
Telford Finco
11.000%, 11/06/29	3,900,000	3,870,750
TGS
8.500%, 01/15/30(A)	500,000	516,685
Topaz Solar Farms
5.750%, 09/30/39(A)	6,497,335	6,333,147
		37,109,449
Financials — 7.2%
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,936,146
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	2,934,344
Brown & Brown
5.650%, 06/11/34	3,000,000	2,997,875
Charles Schwab
4.000%, H15T10Y + 3.079%, 03/01/73(B)	2,500,000	2,218,816
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,030,396
Discover Financial Services
6.700%, 11/29/32	2,000,000	2,138,539
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,125,718
Golub Capital BDC
7.050%, 12/05/28	800,000	832,503
LPL Holdings
6.000%, 05/20/34	3,000,000	3,072,436
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	968,388
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/73(B)	2,000,000	2,070,144
Synchrony Bank
5.625%, 08/23/27	1,000,000	1,008,090
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(B)	500,000	506,539
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	2,500,000	2,527,742
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/26(A)(B)	1,000,000	1,006,792

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	$1,000,000	$1,022,081
Westpac Banking
2.894%, H15T5Y + 1.350%, 02/04/30(B)	2,000,000	1,999,912
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/35(B)	1,000,000	1,027,967
		33,424,428
Industrials — 10.8%
Boeing
5.930%, 05/01/60	3,000,000	2,800,153
5.150%, 05/01/30	2,000,000	1,987,298
2.196%, 02/04/26	1,000,000	974,189
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)	4,103,000	4,103,000
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,925,647
Concentrix
6.850%, 08/02/33	2,000,000	2,048,054
Contships Logistics
9.000%, 02/11/30	4,500,000	4,420,143
Flowserve
3.500%, 10/01/30	2,000,000	1,827,633
GATX
6.050%, 03/15/34	2,000,000	2,084,232
Hexcel
4.950%, 08/15/25	2,000,000	1,993,337
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,001,350
4.200%, 05/01/30	3,000,000	2,851,896
Icahn Enterprises
9.750%, 01/15/29	1,000,000	1,026,492
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,516,375
Molex Electronic Technologies
3.900%, 04/15/25(A)	3,000,000	2,992,909
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	2,988,153
Owens Corning
5.950%, 06/15/54	3,000,000	3,008,585
Regal Rexnord
6.300%, 02/15/30	3,000,000	3,093,833
Twma Finance
13.000%, 02/08/27	1,500,000	1,571,470
		50,214,749
Information Technology — 6.1%
Apple
3.850%, 05/04/43	2,000,000	1,658,681
AppLovin
5.500%, 12/01/34	2,000,000	1,991,605
Consensus Cloud Solutions
6.000%, 10/15/26(A)	2,000,000	1,985,746
Corning
5.450%, 11/15/79	4,000,000	3,649,460
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,754,974
Flex
5.250%, 01/15/32	2,000,000	1,972,225

Description	Face Amount	Value
Hewlett Packard Enterprise
5.000%, 10/15/34	$4,000,000	$3,901,590
Kyndryl Holdings
4.100%, 10/15/41	4,929,000	3,881,874
Micron Technology
5.800%, 01/15/35	4,000,000	4,030,854
TD SYNNEX
2.650%, 08/09/31	3,000,000	2,540,104
		28,367,113
Materials — 0.9%
ATI
5.875%, 12/01/27	4,165,000	4,149,129

Real Estate — 1.5%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,057,883
3.250%, 01/15/32‡	2,500,000	2,145,961
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	1,946,996
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,714,338
		6,865,178
Technology — 0.9%
Foundry JV Holdco
5.875%, 01/25/34 (A)	4,000,000	3,974,640

Utilities — 1.7%
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,058,485
Entergy Texas
5.550%, 09/15/54	1,000,000	958,396
NRG Energy
5.750%, 07/15/29(A)	3,000,000	2,947,683
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	826,860
		7,791,424
Total Corporate Obligations
(Cost $237,251,168)		236,135,377

ASSET-BACKED SECURITIES — 17.6%
Automotive — 10.6%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,500,000	1,489,460
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,583,882
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,027,242
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,044,033
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,050,738

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	$2,000,000	$2,004,184
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,056,940
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,976,940
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,275,812
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	981,543
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	1,184,953	1,136,071
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,587,452
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,074,428
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,499,119
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,435,482
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,246,443
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	4,007,814
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	950,848
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,450,884
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	2,991,507
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,391,444
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	753,144
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	595,277
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,260,974

Description	Face Amount	Value
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	$2,000,000	$2,031,023
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,468,587
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	516,396
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	1,032,640
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	1,063,996

		48,984,303
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,533,636

Other Asset-Backed Securities — 6.5%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,344,349
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,597,870
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	810,113
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,832,612	1,808,777
Audax Senior Debt 6, Ser 2021-6A, Cl B
6.505%, TSFR3M + 2.212%, 10/20/33 (A)(B)	1,000,000	1,005,247
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,001,202
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,907,250	1,898,166
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	953,625	940,677
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,556,287
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	910,729	894,238
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	993,100
LCM 42, Ser 2024-42A, Cl D1
7.914%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,119,380
Libra Solutions, Ser 2023-1A, Cl B
10.250%, 02/15/35 (A)	233,666	231,647

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
Magnetite Xli, Ser 2024-41A, Cl D1
6.913%, TSFR3M + 2.600%, 01/25/38 (A)(B)	$750,000	$758,967
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	148,881	133,809
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	499,169
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	348,939
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	997,835
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	24,824	24,080
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,489,154
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,880,000	2,823,297
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	514,057
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,123,191

		29,913,551
Total Asset-Backed Securities
(Cost $80,929,699)		81,431,490

COLLATERALIZED LOAN OBLIGATIONS — 17.6%
610 Funding CLO 2, Ser 2024-2RA, Cl BR3
6.643%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	2,003,156
Apidos CLO XI, Ser 2021-11A, Cl ER3
11.135%, TSFR3M + 6.832%, 04/17/34 (A)(B)	1,000,000	1,001,470
Apidos CLO XL, Ser 2024-40A, Cl CR
6.252%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	5,040,185
Apidos CLO XL, Ser 2024-40A, Cl ER
9.902%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	1,008,570
Bain Capital Credit CLO, Ser 2024-2A, Cl AR2
5.433%, TSFR3M + 1.130%, 10/17/32 (A)(B)	2,774,018	2,783,450
Battalion CLO 17, Ser 2024-17A, Cl CR
6.543%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	5,005,025
Battalion CLO XXIII, Ser 2024-23A, Cl BR
6.102%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,014,318

Description	Face Amount	Value
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
8.252%, TSFR3M + 3.950%, 10/15/37 (A)(B)	$3,000,000	$3,059,856
Battalion CLO, Ser 2025-28A, Cl B
0.000%, 01/20/38	1,340,000	1,340,000
Battalion CLO, Ser 2025-28A, Cl D1
0.000%, 01/20/38	2,000,000	2,000,000
BlueMountain XXX, Ser 2022-30A, Cl ER
11.002%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	2,006,958
BSL CLO 5, Ser 2024-5A, Cl B
6.015%, TSFR3M + 1.700%, 01/20/38 (A)(B)	5,000,000	5,023,800
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
6.365%, TSFR3M + 2.062%, 04/17/31 (A)(B)	1,250,000	1,250,948
Chenango Park, Ser 2018-1A, Cl B
6.414%, TSFR3M + 2.112%, 04/15/30 (A)(B)	1,000,000	1,000,162
CIFC Funding, Ser 2024-4A, Cl CR
6.190%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,759,420
Dryden 76 CLO, Ser 2024-76A, Cl BR2
6.052%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,017,700
Elmwood CLO 24, Ser 2024-3A, Cl BR
6.048%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	4,009,508
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR
6.193%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	5,033,700
GoldenTree Loan Management US CLO 19, Ser 2024-19A, Cl B
6.193%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,019,617
Golub Capital Partners CLO 17, Ser 2025-17A, Cl CRR
6.502%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	3,000,000
Golub Capital Partners, Ser 2017-24A, Cl DR
8.716%, TSFR3M + 4.162%, 11/05/29 (A)(B)	2,000,000	2,003,016
Golub Capital Partners, Ser 2018-36A, Cl B
6.466%, TSFR3M + 1.912%, 02/05/31 (A)(B)	2,000,000	1,999,964
Golub Capital Partners, Ser 2018-36A, Cl C
6.916%, TSFR3M + 2.362%, 02/05/31 (A)(B)	1,500,000	1,498,341
LCM XXII, Ser 2018-22A, Cl BR
6.555%, TSFR3M + 2.262%, 10/20/28 (A)(B)	1,380,992	1,380,815

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
Magnetite XXIX, Ser 2024-29A, Cl BR
6.052%, TSFR3M + 1.750%, 07/15/37 (A)(B)	$4,000,000	$4,030,500
Magnetite XXIX, Ser 2024-29A, Cl DR
7.352%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	3,046,842
Magnetite XXXVIII, Ser 2024-38A, Cl B
6.302%, TSFR3M + 2.000%, 04/15/37 (A)(B)	2,000,000	2,017,578
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.802%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	1,017,931
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.802%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	1,012,076
MCF CLO VIII, Ser 2024-1A, Cl BR
6.693%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	3,026,193
Race Point IX, Ser 2017-9A, Cl BR
6.714%, TSFR3M + 2.412%, 10/15/30 (A)(B)	4,000,000	4,000,992
Race Point IX, Ser 2017-9A, Cl DR
11.464%, TSFR3M + 7.162%, 10/15/30 (A)(B)	2,000,000	1,948,300
Total Collateralized Loan Obligations
(Cost $80,943,041)		81,360,391

MORTGAGE-BACKED SECURITIES — 4.9%
Commercial Mortgage-Backed Obligation — 1.8%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	656,320
BXMT, Ser 2020-FL2, Cl A
5.316%, TSFR1M + 1.014%, 02/15/38 (A)(B)	181,873	181,800
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.450%, 12/10/47 (B)	485,156	476,714
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.283%, 02/10/48 (A)(B)	1,517,000	951,677
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.059%, 04/25/48 (A)(B)	1,000,000	984,715
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,478,022	2,483,490
New Residential Mortgage Loan Trust 2024-NQM1, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	1,415,757	1,424,156
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	961,672	924,551

		8,083,423

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 3.1%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	$861,851	$835,903
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	1,000,000	971,895
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,028,289
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	739,003	744,770
Greystone CRE Notes, Ser 2024-HC3, Cl AS
7.138%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	2,000,401
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	509,375	501,539
PRET, Ser 2021-RN3, Cl A1
4.843%, 09/25/51 (A)(C)	594,474	591,499
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(B)	1,872,242	1,869,699
PRET, Ser 2024-RN2, Cl A1
7.125%, 04/25/54 (A)(C)	2,241,133	2,248,111
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	995,638
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	993,785
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,008,880	844,109

		14,625,638
Total Mortgage-Backed Securities
(Cost $23,152,296)		22,709,061
	Shares
PREFERRED STOCK — 0.4%
Communication Services — 0.4%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	64,528
United States Cellular
6.250%, 09/01/69	17,995	430,260
5.500%, 03/01/70	61,591	1,364,241
Total Preferred Stock
(Cost $1,862,481)		1,859,029

COMMERCIAL PAPER — 2.4%
Air Lease Corp
4.683%, 02/20/25 (D)	1,000,000	997,360
Broadcom Inc
4.563%, 02/05/25 (D)	2,000,000	1,998,682
CVS Health Corp
5.031%, 02/20/25 (D)	2,000,000	1,994,752
Extra Space Storage LP
4.570%, 03/04/25 (D)	2,000,000	1,991,767
HA Sustainable
4.909%, 02/13/25 (D)	2,000,000	1,996,397
Jones Lang Lasalle Fin BV
4.719%, 02/05/25 (D)	2,000,000	1,998,756
Total Commercial Paper
(Cost $10,979,099)		10,977,714

The accompanying notes are an integral part of the financial statements.

FROST CREDIT FUND January 31, 2025 (Unaudited)

Description	Shares	Value

REPURCHASE AGREEMENT(E) — 6.5%
Tri Party Overnight
4.300%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $30,010,750 (collateralized by various Government Obligations, ranging in par value $60,000 - $9,999,999, 0.000% - 7.800%, 10/15/2026 - 05/13/2055, with a total market value of $31,826,091)	$30,000,000	$30,000,000

Total Repurchase Agreement
(Cost $30,000,000)		30,000,000

Total Investments — 100.5%
(Cost $465,117,784)		$464,473,062

Percentages are based on Net Assets of $462,119,863.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at January 31, 2025 was $247,859,671 and represents 53.6% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2025. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

As of January 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

FROST LOW DURATION BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 43.3%
U.S. Treasury Notes
4.375%, 11/30/28	$25,000,000	$25,062,500
4.000%, 02/29/28 to 01/31/29	70,000,000	69,317,773
3.875%, 10/15/27	20,000,000	19,818,750
Total U.S. Treasury Obligations
(Cost $114,143,989)		114,199,023

ASSET-BACKED SECURITIES — 28.6%
Automotive — 13.3%
American Credit Acceptance Receivables Trust 2025-1, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,002,970
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,021,663
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	128,800	128,295
Bridgecrest Lending Auto Securitization Trust 2025-1, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,818,349
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,580,923
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	5,021,167
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,694,481
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	12,932	12,745
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,277,233
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	85,094	84,648
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,874,495
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,375,760
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,087,412

		34,980,141
Credit Card — 2.4%
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	4,193,730	4,176,506

Description	Face Amount	Value
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	$2,000,000	$2,033,545

		6,210,051
Other Asset-Backed Securities — 12.8%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,973,862
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	866,741
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	39,491	39,411
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	3,114,960	3,145,029
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,401,632	1,287,347
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	510,734	514,898
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,942,415	1,958,278
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	2,812,398	2,802,658
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	627,193	464,577
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	141,602	137,941
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,849,581
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	983,319	958,442
Oportun Issuance Trust, Ser 2022-A, Cl C
7.400%, 06/09/31 (A)	2,030,000	2,063,238
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	5,000,000	4,989,177
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,782,883
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	1,050,018	1,030,285

		33,864,348
Student Loan — 0.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	312,516	292,016

Total Asset-Backed Securities
(Cost $75,613,749)		75,346,556

The accompanying notes are an integral part of the financial statements.

FROST LOW DURATION BOND FUND January 31, 2025 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 19.4%
Communication Services — 1.1%
News
3.875%, 05/15/29 (A)	$3,000,000	$2,801,179

Consumer Discretionary — 1.5%
Hyundai Capital America
5.300%, 01/08/29 (A)	4,000,000	4,018,721

Financials — 2.8%
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	4,000,000	4,034,706
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,248,755
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	1,998,041
		7,281,502
Industrials — 5.7%
Delta Air Lines
7.000%, 05/01/25(A)	5,000,000	5,020,237
Molex Electronic Technologies
3.900%, 04/15/25(A)	10,030,000	10,006,292
		15,026,529
Information Technology — 7.2%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,691,832
Gartner
3.625%, 06/15/29(A)	5,000,000	4,680,750
Kyndryl Holdings
2.050%, 10/15/26	8,000,000	7,630,693
		19,003,275
Real Estate — 1.1%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,912,837

Total Corporate Obligations
(Cost $52,218,358)		51,044,043

U.S. GOVERNMENT AGENCY OBLIGATION — 3.8%
FHLB
5.050%, 10/24/31	10,000,000	9,986,493
Total U.S. Government Agency Obligation
(Cost $10,000,000)		9,986,493

MORTGAGE-BACKED SECURITIES — 0.7%
Commercial Mortgage-Backed Obligation — 0.4%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,204,499	1,178,378

Non-Agency Residential Mortgage-Backed Obligation — 0.3%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	739,003	744,769

Total Mortgage-Backed Securities
(Cost $1,974,961)		1,923,147
	Shares
COMMERCIAL PAPER — 0.8%
Extra Space Storage LP
4.570%, 03/04/25 (C)	1,000,000	995,884

Description	Shares	Value
Spire Inc
4.600%, 03/04/25 (C)	$1,000,000	$995,963
Total Commercial Paper
(Cost $1,992,138)		1,991,847

REPURCHASE AGREEMENT(D) — 4.6%
Tri Party Overnight
4.300%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $12,004,300 (collateralized by various Government Obligations, ranging in par value $849,999 - $5,499,000, 4.400% - 9.300%, 03/15/2031 - 02/12/2052, with a total market value of $12,650,844)	12,000,000	12,000,000

Total Repurchase Agreement
(Cost $12,000,000)		12,000,000

Total Investments — 101.2%
(Cost $267,943,195)		$266,491,109

Percentages are based on Net Assets of $263,408,642.

The accompanying notes are an integral part of the financial statements.

FROST LOW DURATION BOND FUND January 31, 2025 (Unaudited)

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at January 31, 2025 was $85,402,804 and represents 32.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

As of January 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Glossary January 31, 2025 (Unaudited)

Fund Abbreviations
ABS — Asset-Backed Security
AMT — Alternative Minimum Tax (subject to)
Cl — Class
CLO — Collateralized Loan Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T10Y — 10 Year US Treasury Yield Curve
H15T1Y — 1 Year US Treasury Yield Curve
H15T5Y — 5 Year US Treasury Yield Curve
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SOFFRATE — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
US0001M — ICE LIBOR USD 1 Month
USISDA05 — USD ICE Swap 11:00 NY 5 Yr
USISSO05 — USD SOFR ICE Swap Rate 5Y

STATEMENTS OF ASSETS AND LIABILITIES January 31, 2025 (Unaudited)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$244,383,927	$3,637,962,875	$464,473,062
Foreign Currency	–	765	–
Cash	2,234,378	35,361,263	329,553
Receivable for Capital Shares Sold	167,752	7,240,734	1,439,701
Dividends and Interest Receivable	36,918	29,747,963	4,457,703
Foreign Tax Reclaim Receivable	2,604	–	–
Receivable for Investment Securities Sold	–	6,498,433	–
Cash Collateral on Futures Contracts	–	42,534	–
Prepaid Expenses	15,578	96,130	76,296
Total Assets	246,841,157	3,716,950,697	470,776,315

Liabilities:
Payable Due to Investment Adviser	103,451	1,062,062	191,656
Payable Due to Administrator	14,698	215,548	27,226
Payable Due to Distributor - Investor Class Shares	4,371	45,439	23,150
Payable Due to Distributor - A Class Shares	N/A	1,154	717
Shareholder Servicing Fees Payable - A Class Shares	N/A	2,831	–
Payable for Capital Shares Redeemed	64,950	3,657,315	123,475
Professional Fees Payable	18,245	55,222	31,410
Payable Due to Trustees	1,857	25,475	2,925
Chief Compliance Officer Fees Payable	457	12,256	920
Payable for Investment Securities Purchased	–	104,030,262	8,230,857
Transfer Agent Fees Payable	–	44,063	11,329
Pricing Fees Payable	–	13,545	7,453
Income Distribution Payable	–	72	109
Other Accrued Expenses	11,161	77,768	5,225
Total Liabilities	219,190	109,243,012	8,656,452

Net Assets	$246,621,967	$3,607,707,685	$462,119,863

NET ASSETS:
Paid-in Capital	$73,716,869	$3,885,791,261	$470,600,821
Total Distributable Earnings (Accumulated Loss)	172,905,098	(278,083,576)	(8,480,958)
Net Assets	$246,621,967	$3,607,707,685	$462,119,863

Institutional Class Shares:
Net Assets	$226,979,315	$3,380,840,843	$339,407,746
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	14,281,422	348,346,336	35,940,738
Net Asset Value, Offering and Redemption Price Per Share	$15.89	$9.71	$9.44

Investor Class Shares:
Net Assets	$19,642,652	$221,827,583	$119,539,575
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	1,295,947	22,865,108	12,684,251
Net Asset Value, Offering and Redemption Price Per Share	$15.16	$9.70	$9.42

A Class Shares:
Net Assets	N/A	$5,039,259	$3,172,542
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	N/A	519,960	336,801
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.69	$9.42
Maximum Offering Price Per Share — Class A	N/A	$10.02	$9.64
Cost of Investments	$90,778,214	$3,655,741,701	$465,117,784
Cost of Foreign Currency	$5,691	$51	$–

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES January 31, 2025 (Unaudited)

Low Duration Bond Fund
Assets:
Investments at Value	$266,491,109
Cash	245,204
Dividends and Interest Receivable	1,602,836
Receivable for Capital Shares Sold	357,474
Prepaid Expenses	16,293
Total Assets	268,712,916

Liabilities:
Payable Due to Investment Adviser	67,273
Payable Due to Administrator	15,929
Payable Due to Distributor - Investor Class Shares	507
Payable for Investment Securities Purchased	4,999,601
Payable for Capital Shares Redeemed	182,003
Professional Fees Payable	22,041
Transfer Agent Fees Payable	7,389
Pricing Fees Payable	2,996
Payable Due to Trustees	2,014
Chief Compliance Officer Fees Payable	564
Other Accrued Expenses	3,957
Total Liabilities	5,304,274

Net Assets	$263,408,642

NET ASSETS:
Paid-in Capital	$285,034,817
Total Distributable Earnings (Accumulated Loss)	(21,626,175)
Net Assets	$263,408,642

Institutional Class Shares:
Net Assets	$260,722,274
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	26,538,082
Net Asset Value, Offering and Redemption Price Per Share	$9.82

Investor Class Shares:
Net Assets	$2,686,368
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	273,225
Net Asset Value, Offering and Redemption Price Per Share	$9.83
Cost of Investments	$267,943,195

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS January 31, 2025 (Unaudited)

	Growth Equity Fund	Total Return Bond Fund	Credit Fund
Investment Income:
Dividend Income	$650,490	$–	$–
Interest Income	–	116,893,788	15,087,365
Foreign Taxes Withheld	(2,339)	–	–
Total Investment Income	648,151	116,893,788	15,087,365

Expenses:
Investment Advisory Fees	614,867	6,237,087	983,871
Administration Fees	87,579	1,269,063	140,091
Distribution Fees - Investor Class Shares	23,314	284,177	116,449
Distribution Fees - A Class Shares	N/A	5,012	3,642
Trustees' Fees	3,695	53,089	5,499
Chief Compliance Officer Fees	821	9,439	1,201
Shareholder Servicing Fees	N/A	2,005	N/A
Registration Fees	52,691	83,500	39,047
Transfer Agent Fees	24,419	233,403	38,684
Professional Fees	20,935	94,076	35,761
Printing Fees	4,296	54,079	5,613
Custodian Fees	1,074	29,607	7,206
Pricing Fees	740	43,410	22,938
Insurance and Other Expenses	6,435	62,624	8,410
Total Expenses	840,866	8,460,571	1,408,412
Less: Fees Paid Indirectly	(1,090)	(68,325)	(15,442)
Net Expenses	839,776	8,392,246	1,392,970
Net Investment Income/(Loss)	(191,625)	108,501,542	13,694,395

Net Realized Gain/(Loss) on:
Investments	21,949,221	(19,251,955)	(707,739)
Foreign Currency Transactions	–	7,819	–
Net Realized Gain/(Loss)	21,949,221	(19,244,136)	(707,739)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,004,378	(61,078,148)	(1,629,543)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(5,691)	627	–
Net Realized and Unrealized Gain (Loss)	29,947,908	(80,321,657)	(2,337,282)
Increase in Net Assets Resulting from Operations	$29,756,283	$28,179,885	$11,357,113

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS January 31, 2025 (Unaudited)

Low Duration Bond Fund
Investment Income:
Interest Income	$6,963,626
Total Investment Income	6,963,626

Expenses:
Investment Advisory Fees	420,971
Administration Fees	99,947
Trustees' Fees	4,248
Distribution Fees - Investor Class Shares	3,436
Chief Compliance Officer Fees	891
Transfer Agent Fees	26,462
Professional Fees	25,507
Registration Fees	22,727
Pricing Fees	6,936
Printing Fees	4,430
Custodian Fees	3,027
Insurance and Other Expenses	7,062
Total Expenses	625,644
Less: Fees Paid Indirectly	(3,393)
Net Expenses	622,251
Net Investment Income	6,341,375
Net Realized Gain/(Loss)	700,113
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,236,822)
Net Realized and Unrealized Loss	(536,709)
Increase in Net Assets Resulting from Operations	$5,804,666

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

Statements of Changes in Net Assets

	Growth Equity Fund
	Six months ended January 31, 2025	Year ended July 31, 2024
Operations:
Net Investment Income (Loss)	$(191,625)	$(143,162)
Net Realized Gain	21,949,221	98,180,602
Net Change in Unrealized Appreciation (Depreciation)	7,998,687	(41,336,169)
Net Increas e in Net Assets Resulting from Operations	29,756,283	56,701,271

Distributions:
Institutional Class Shares	(42,781,808)	(38,049,107)
Investor Class Shares	(3,655,532)	(2,338,795)
A Class Shares	N/A	N/A

Return of Capital:
Institutional Class Shares	–	–
Investor Class Shares	–	–
A Class Shares	N/A	N/A
Total Distributions	(46,437,340)	(40,387,902)

Capital Share Transactions:

Institutional Class Shares:
Issued	10,124,171	72,758,690
Reinvestment of Dividends	29,891,540	26,414,831
Redeemed	(20,983,323)	(152,446,745)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	19,032,388	(53,273,224)

Investor Class Shares:
Issued	1,975,201	4,883,067
Reinvestment of Dividends	3,590,736	2,257,969
Redeemed	(2,054,987)	(44,623,097)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	3,510,950	(37,482,061)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Net Increase (Decrease) in Net Assets from A Class Share Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	22,543,338	(90,755,285)
Total Increase (Decrease) in Net Assets	5,862,281	(74,441,916)

Net assets:
Beginning of Period	240,759,686	315,201,602
End of Period	$246,621,967	$240,759,686

Share Transactions:

Institutional Class Shares:
Issued	608,370	4,779,089
Reinvestment of Dividends	1,962,675	1,869,076
Redeemed	(1,226,438)	(10,258,381)
Total Increase (Decrease) in Institutional Class Shares	1,344,607	(3,610,216)

Investor Class Shares:
Issued	123,528	323,621
Reinvestment of Dividends	247,126	165,783
Redeemed	(130,374)	(3,007,511)
Total Increase (Decrease) in Investor Class Shares	240,280	(2,518,107)

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Total Increase (Decrease) in A Class Shares	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	1,584,887	(6,128,323)

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund
Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024

$108,501,542	$158,999,188	$13,694,395	$12,651,274	$6,341,375	$12,603,741
(19,244,136)	(3,907,258)	(707,739)	(2,237,564)	700,113	(3,499,098)
(61,077,521)	163,650,189	(1,629,543)	12,277,754	(1,236,822)	10,808,289
28,179,885	318,742,119	11,357,113	22,691,464	5,804,666	19,912,932

(87,268,453)	(144,982,307)	(9,084,518)	(10,581,993)	(6,243,768)	(12,474,479)
(5,635,606)	(11,507,752)	(2,841,234)	(2,322,438)	(59,257)	(219,076)
(99,535)	(280,394)	(85,079)	(110,119)	N/A	N/A

–	–	–	(17,620)	–	–
–	–	–	(4,249)	–	–
–	–	–	(190)	N/A	N/A
(93,003,594)	(156,770,453)	(12,010,831)	(13,036,609)	(6,303,025)	(12,693,555)

623,702,977	1,026,678,903	118,450,172	143,271,087	17,504,218	80,500,969
62,148,223	97,437,577	5,740,188	4,325,614	3,066,102	5,355,451
(394,737,569)	(598,982,279)	(38,037,646)	(30,749,142)	(77,045,972)	(93,287,306)
291,113,631	525,134,201	86,152,714	116,847,559	(56,475,652)	(7,430,886)

26,937,726	41,018,975	70,611,698	49,664,226	164,497	459,107
4,464,015	9,532,933	2,717,352	2,217,684	36,209	201,846
(25,073,291)	(103,959,715)	(14,607,995)	(23,792,310)	(251,510)	(15,527,280)
6,328,450	(53,407,807)	58,721,055	28,089,600	(50,804)	(14,866,327)

1,820,645	328,817	843,724	1,651,493	N/A	N/A
60,743	118,897	77,724	105,899	N/A	N/A
(667,631)	(2,917,937)	(485,659)	(139,225)	N/A	N/A
1,213,757	(2,470,223)	435,789	1,618,167	N/A	N/A
298,655,838	469,256,171	145,309,558	146,555,326	(56,526,456)	(22,297,213)
233,832,129	631,227,837	144,655,840	156,210,181	(57,024,815)	(15,077,836)

3,373,875,556	2,742,647,719	317,464,023	161,253,842	320,433,457	335,511,293
$3,607,707,685	$3,373,875,556	$462,119,863	$317,464,023	$263,408,642	$320,433,457

63,242,109	107,660,264	12,475,609	15,461,763	1,769,294	8,250,402
6,323,747	10,234,209	606,002	467,677	310,839	551,246
(40,135,505)	(63,257,448)	(4,006,953)	(3,331,848)	(7,765,345)	(9,619,673)
29,430,351	54,637,025	9,074,658	12,597,592	(5,685,212)	(818,025)

2,728,108	4,329,702	7,450,087	5,355,985	16,692	47,248
454,227	1,004,833	287,521	240,980	3,667	20,867
(2,553,420)	(11,103,705)	(1,544,842)	(2,588,978)	(25,461)	(1,611,233)
628,915	(5,769,170)	6,192,766	3,007,987	(5,102)	(1,543,118)

187,835	34,283	89,150	180,149	N/A	N/A
6,193	12,514	8,224	11,506	N/A	N/A
(67,647)	(302,824)	(51,088)	(14,977)	N/A	N/A
126,381	(256,027)	46,286	176,678	N/A	N/A
30,185,647	48,611,828	15,313,710	15,782,257	(5,690,314)	(2,361,143)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2025 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2025^	$17.25	$(0.01)	$2.09	$2.08	$—	$(3.44)	$(3.44)	$15.89	12.93	%**	226,979	0.66	%*	0.66	%*	(0.14)%*	9	%**
2024	15.75	(0.01)	3.87	3.86	(0.01)	(2.35)	(2.36)	17.25	27.87		223,213	0.67		0.67		(0.03)	17
2023	15.29	0.03	1.87	1.90	—	(1.44)	(1.44)	15.75	15.34		260,597	0.63		0.63		0.21	12
2022	20.28	(0.02)	(2.56)	(2.58)	—	(2.41)	(2.41)	15.29	(14.97)		287,799	0.63		0.63		(0.11)	7
2021	15.95	(0.01)	4.96	4.95	(0.01)	(0.61)	(0.62)	20.28	31.83		389,166	0.63		0.63		(0.06)	17
2020	13.82	0.03	3.53	3.56	(0.04)	(1.39)	(1.43)	15.95	27.91		339,542	0.64		0.64		0.20	17
Investor Class Shares
2025^	$16.62	$(0.03)	$2.01	$1.98	$—	$(3.44)	$(3.44)	$15.16	12.82	%**	19,643	0.91	%*	0.91	%*	(0.39)%*	9	%**
2024	15.28	(0.04)	3.73	3.69	—	(2.35)	(2.35)	16.62	27.55		17,547	0.91		0.91		(0.27)	17
2023	14.91	(0.01)	1.82	1.81	—	(1.44)	(1.44)	15.28	15.11		54,604	0.88		0.88		(0.05)	12
2022	19.89	(0.06)	(2.51)	(2.57)	—	(2.41)	(2.41)	14.91	(15.24)		50,405	0.88		0.88		(0.36)	7
2021	15.68	(0.05)	4.87	4.82	—	(0.61)	(0.61)	19.89	31.52		69,343	0.88		0.88		(0.31)	17
2020	13.61	(0.01)	3.48	3.47	(0.01)	(1.39)	(1.40)	15.68	27.62		56,812	0.89		0.89		(0.05)	17
Total Return Bond Fund
Institutional Class Shares
2025^	$9.88	$0.30	$(0.21)	$0.09	$(0.26)	$—	$(0.26)	$9.71	0.89	%**	3,380,841	0.45	%*	0.45	%*	6.09%*	40	%**
2024	9.36	0.52	0.51	1.03	(0.51)	—	(0.51)	9.88	11.34		3,150,416	0.46		0.46		5.44	48
2023	9.70	0.53	(0.34)	0.19	(0.53)	—	(0.53)	9.36	2.05		2,474,473	0.46		0.47		5.60	64
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	—	(0.36)	9.70	(3.30)		2,437,441	0.47		0.47		3.46	73
2021	10.07	0.30	0.38	0.68	(0.35)	—	(0.35)	10.40	6.85		2,741,353	0.46		0.46		2.93	38
2020	10.42	0.38	(0.32)	0.06	(0.41)	—	(0.41)	10.07	0.60		2,834,690	0.47		0.47		3.74	48
Investor Class Shares
2025^	$9.87	$0.29	$(0.21)	$0.08	$(0.25)	$—	$(0.25)	$9.70	0.76	%**	221,828	0.70	%*	0.70	%*	5.84%*	40	%**
2024	9.36	0.49	0.50	0.99	(0.48)	—	(0.48)	9.87	10.94		219,576	0.71		0.71		5.21	48
2023	9.70	0.50	(0.34)	0.16	(0.50)	—	(0.50)	9.36	1.79		262,100	0.71		0.72		5.34	64
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	—	(0.34)	9.70	(3.55)		302,887	0.72		0.72		3.20	73
2021	10.07	0.27	0.38	0.65	(0.32)	—	(0.32)	10.40	6.59		368,782	0.71		0.71		2.67	38
2020	10.41	0.35	(0.31)	0.04	(0.38)	—	(0.38)	10.07	0.44		429,079	0.72		0.72		3.47	48
A Class Shares
2025^	$9.87	$0.29	$(0.23)	$0.06	$(0.24)	$—	$(0.24)	$9.69	0.61	%**	5,039	0.80	%*	0.80	%*	5.75%*	40	%**
2024	9.35	0.49	0.50	0.99	(0.47)	—	(0.47)	9.87	10.96		3,883	0.81		0.81		5.12	48
2023	9.69	0.49	(0.34)	0.15	(0.49)	—	(0.49)	9.35	1.69		6,075	0.81		0.82		5.23	64
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	—	(0.34)	9.69	(3.63)		10,078	0.79		0.79		3.19	73
2021	10.06	0.28	0.39	0.67	(0.33)	—	(0.33)	10.40	6.71		6,894	0.72		0.72		2.69	38
2020	10.41	0.35	(0.32)	0.03	(0.38)	—	(0.38)	10.06	0.34		1,788	0.72		0.72		3.47	48

^	Six Months Ended January 31, 2025.
*	Annualized.
**	Not annualized.
†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains		Return of Capital		Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2025^	$9.44	$0.33	$(0.04)	$0.29	$(0.29)	$—		$—		$(0.29)	$9.44	3.05	%**	339,408	0.65	%*	0.65	%*	7.00	%*	9	%**
2024	9.03	0.57	0.42	0.99	(0.58)	—	^^	—	^^	(0.58)	9.44	11.30		253,573	0.70		0.70		6.18		26
2023	9.11	0.53	(0.07)	0.46	(0.54)	—		—		(0.54)	9.03	5.31		128,833	0.73		0.73		5.90		16
2022	10.12	0.42	(1.02)	(0.60)	(0.41)	—	^^	—		(0.41)	9.11	(6.05)		143,810	0.71		0.71		4.36		29
2021	9.47	0.37	0.67	1.04	(0.39)	—		—		(0.39)	10.12	11.12		166,805	0.71		0.71		3.78		21
2020	9.72	0.41	(0.25)	0.16	(0.41)	—		—		(0.41)	9.47	1.79		194,182	0.71		0.71		4.35		35
Investor Class Shares
2025^	$9.42	$0.32	$(0.05)	$0.27	$(0.27)	$—		$—		$(0.27)	$9.42	2.93	%**	119,540	0.90	%*	0.90	%*	6.79	%*	9	%**
2024	9.01	0.55	0.41	0.96	(0.55)	—	^^	—	^^	(0.55)	9.42	11.05		61,156	0.95		0.95		5.93		26
2023	9.10	0.51	(0.08)	0.43	(0.52)	—		—		(0.52)	9.01	4.94		31,396	0.98		0.98		5.72		16
2022	10.10	0.40	(1.01)	(0.61)	(0.39)	—	^^	—		(0.39)	9.10	(6.19)		18,380	0.96		0.96		4.18		29
2021	9.46	0.35	0.65	1.00	(0.36)	—		—		(0.36)	10.10	10.74		9,333	0.96		0.96		3.52		21
2020	9.71	0.39	(0.25)	0.14	(0.39)	—		—		(0.39)	9.46	1.53		10,815	0.96		0.96		4.11		35
A Class Shares
2025^	$9.41	$0.32	$(0.04)	$0.28	$(0.27)	$—		$—		$(0.27)	$9.42	3.04	%**	3,172	0.89	%*	0.89	%*	6.74	%*	9	%**
2024	9.01	0.55	0.40	0.95	(0.55)	—	^^	—	^^	(0.55)	9.41	10.94		2,735	0.95		0.95		5.94		26
2023	9.09	0.51	(0.07)	0.44	(0.52)	—		—		(0.52)	9.01	5.06		1,025	0.98		0.98		5.66		16
2022	10.10	0.40	(1.02)	(0.62)	(0.39)	—	^^	—		(0.39)	9.09	(6.30)		1,090	0.96		0.96		4.12		29
2021	9.45	0.35	0.66	1.01	(0.36)	—		—		(0.36)	10.10	10.87		1,022	0.96		0.96		3.51		21
2020	9.71	0.38	(0.25)	0.13	(0.39)	—		—		(0.39)	9.45	1.44		638	0.96		0.96		4.06		35

*	Annualized.
**	Not annualized.
†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^	Six Months Ended January 31, 2025.
^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2025 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Bond Fund
Institutional Class Shares
2025^	$9.86	$0.22	$(0.03)	$0.19	$(0.23)	$—	$(0.23)	$9.82	1.92	%**	260,722	0.44	%*	0.44	%*	4.51	%*	15	%**
2024	9.62	0.41	0.24	0.65	(0.41)	—	(0.41)	9.86	6.94		317,687	0.45		0.45		4.20		72
2023	9.81	0.29	(0.19)	0.10	(0.29)	—	(0.29)	9.62	1.05		317,976	0.43		0.44		2.97		81
2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)	(0.19)	9.81	(4.49)		375,615	0.43		0.43		1.32		36
2021	10.47	0.16	0.03	0.19	(0.17)	(0.02)	(0.19)	10.47	1.82		454,723	0.43		0.43		1.50		49
2020	10.28	0.20	0.19	0.39	(0.20)	—	(0.20)	10.47	3.86		402,977	0.44		0.44		1.96		71
Investor Class Shares
2025^	$9.87	$0.21	$(0.03)	$0.18	$(0.22)	$—	$(0.22)	$9.83	1.79	%**	2,687	0.69	%*	0.69	%*	4.27	%*	15	%**
2024	9.63	0.37	0.26	0.63	(0.39)	—	(0.39)	9.87	6.64		2,746	0.69		0.69		3.78		72
2023	9.81	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.63	0.90		17,535	0.68		0.69		2.72		81
2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)	(0.17)	9.81	(4.83)		22,178	0.68		0.68		1.07		36
2021	10.48	0.13	0.03	0.16	(0.14)	(0.02)	(0.16)	10.48	1.56		29,523	0.68		0.68		1.25		49
2020	10.28	0.18	0.20	0.38	(0.18)	—	(0.18)	10.48	3.70		27,415	0.69		0.69		1.72		71

*	Annualized.
**	Not annualized.
†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^	Six Months Ended January 31, 2025.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements January 31, 2025 (Unaudited)

1. Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”) and Frost Low Duration Bond Fund (the “Low Duration Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair

Notes to Financial Statements January 31, 2025 (Unaudited)

value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the

Notes to Financial Statements January 31, 2025 (Unaudited)

more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended January 31, 2025, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity

Notes to Financial Statements January 31, 2025 (Unaudited)

date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no futures held by the Funds during the period ended and no futures held as of January 31, 2025.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, and Low Duration Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the period ended January 31, 2025, the Funds did not participate in the Interfund Lending Program.

3. Transactions with Affiliates:

Certain officers and two trustees of the Trust are also employees of the Adviser, the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2025, the Funds were charged as follows for these services: $87,579 in the Growth Equity Fund, $1,269,063 in the Total Return Bond Fund, $140,091 in the Credit Fund and $99,947 in the Low Duration Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing

Notes to Financial Statements January 31, 2025 (Unaudited)

for shareholders’ accounts and other shareholder services. For the period ended January 31, 2025, Total Return Bond Fund paid $2,005 for shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2025 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Adviser is entitled to the same fee for its services to each Fund. In addition, the Adviser agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund	0.50%	1.25%	1.50%	N/A
Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%
Credit Fund	0.50%	1.00%	1.25%	1.40%
Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

* The Rate includes the distribution amount of 0.25%.

** The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the period ended January 31, 2025, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments and in-kind transactions, for the period ended January 31, 2025, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$—	$21,264,870	$21,264,870
Sales	—	43,373,647	43,373,647
Total Return Bond Fund
Purchases	1,282,163,867	387,684,495	1,669,848,362
Sales	1,034,829,148	309,824,704	1,344,653,852

Notes to Financial Statements January 31, 2025 (Unaudited)

	U.S. Government	Other	Total
Credit Fund
Purchases	$—	$158,431,790	$158,431,790
Sales	—	29,496,212	29,496,212
Low Duration Bond Fund
Purchases	19,910,156	16,808,397	36,718,553
Sales	5,060,352	78,314,979	83,375,331

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs (Real Estate Investment Trust), market discount adjustment, amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond adjustment, foreign currency gain/(loss), net operating loss offset to gains, perpetual bond adjustment, and distribution reclassification.

The tax character of dividends and distributions declared during the years ended July 31, 2024 and July 31, 2023, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2024	$–	$225,528	$40,162,374	$–	$40,387,902
2023	–	–	30,247,342	–	30,247,342
Total Return Bond Fund
2024	–	156,770,453	–	–	156,770,453
2023	–	151,097,576	–	–	151,097,576
Credit Fund
2024	–	13,014,550	–	22,059	13,036,609
2023	–	9,483,631	–	–	9,483,631
Low Duration Bond Fund
2024	–	12,693,555	–	–	12,693,555
2023	–	10,835,074	–	–	10,835,074

As of July 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Post October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$667,031	$–	$43,336,915	$–	$–	$145,582,207	$–	$2	$189,586,155
Total Return Bond Fund	1,065,540	–	–	–	(252,482,318)	38,156,875	–	36	(213,259,867)
Credit Fund	–	–	–	–	(7,572,454)	(254,787)	–	1	(7,827,240)
Low Duration Bond Fund	26,642	–	–	–	(20,939,202)	(215,264)	–	8	(21,127,816)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2023, through July 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2024, through July 31, 2024, and specified losses realized on investment transactions from November 1, 2023, through July 31, 2024, that, in

Notes to Financial Statements January 31, 2025 (Unaudited)

accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For the year ended July 31, 2024, there were no deferred Post-October capital losses or late-year losses.

The Fund have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$56,629,242	$195,853,076	$252,482,318
Credit Fund	725,716	6,846,738	7,572,454
Low Duration Bond Fund	4,856,653	16,082,549	20,939,202

The aggregate cost of investments for federal income tax purposes at January 31, 2025, is different from book purposes primarily due to wash sales loss deferrals, market discount adjustment, perpetual bond adjustment and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$90,778,214	$154,638,092	$(1,032,379)	$153,605,713
Total Return Bond Fund	3,655,741,701	112,068,525	(129,847,351)	(17,778,826)
Credit Fund	465,117,784	4,529,503	(5,174,225)	(644,722)
Low Duration Bond Fund	267,943,195	855,290	(2,307,376)	(1,452,086)

8. Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed

Notes to Financial Statements January 31, 2025 (Unaudited)

security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Distressed Securities Risk (Total Return Bond Fund, Credit Fund): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those

Notes to Financial Statements January 31, 2025 (Unaudited)

markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk (Growth Equity Fund): Institutional Investor(s) of the Fund may hold a proportion of a Fund’s shares, alone or in the aggregate, greater than the average retail investor(s). Transactions (i.e., large purchase or large redemption) of an institutional investor could impact a retail investor in the process of actively managing the Fund. While it is impossible to predict the long-term impact of these transactions; such events could have an adverse effect on the Fund's performance, expenses, and taxes. Large purchases by an institutional investor may have an adverse effect on the Fund's performance, as it may take time to invest the cash and may require the Fund’s portfolio managers to maintain a larger cash position than they would under normal market conditions. Large redemptions by an institutional investor may increase the Fund’s transactional

Notes to Financial Statements January 31, 2025 (Unaudited)

costs, expense ratio and may have an adverse tax effect for the remaining shareholders of the Fund by requiring a sale of portfolio securities that may have not been sold under normal market conditions.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not pro- duce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Global health events and pandemics, such as COVID-19, have the ability to affect --quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Municipal Issuers Risk (Low Duration Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Non-Diversified Risk (Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller

Notes to Financial Statements January 31, 2025 (Unaudited)

in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

Notes to Financial Statements January 31, 2025 (Unaudited)

9. Other:

On January 31, 2025, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	4	88
Investor Class Shares	2	64
Total Return Bond Fund
Institutional Class Shares	3	53
Investor Class Shares	—	—
A Class Shares	1	20
Credit Fund
Institutional Class Shares	4	58
Investor Class Shares	1	64
A Class Shares	1	10
Low Duration Bond Fund
Institutional Class Shares	2	36
Investor Class Shares	2	41

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that

Notes to Financial Statements January 31, 2025 (Unaudited)

presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Frost Family of Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 20, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

(Continued)

management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

(Continued)

year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Frost Family of Funds

Investment Adviser

Frost Investment Advisors, LLC

111 West Houston Street

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

 SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm

 Ernst & Young LLP

111 West Houston St., Suite 1901

San Antonio, Texas 78205

Legal Counsel

 Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-1700

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: April 7, 2025